DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF

May 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.0%
Argentina - 0.0%
Globant SA*
(Cost $2,414)	26	$3,645

Australia - 4.2%
APA Group(a)	835	6,435
ASX Ltd.	135	7,902
Aurizon Holdings Ltd.	1,511	4,764
AusNet Services	919	1,070
Australia & New Zealand Banking Group Ltd.	2,039	24,214
BlueScope Steel Ltd.	405	2,965
Brambles Ltd.	1,155	8,924
Coca-Cola Amatil Ltd.	374	2,175
Cochlear Ltd.	42	5,381
Coles Group Ltd.	950	9,686
Commonwealth Bank of Australia	1,255	53,108
Computershare Ltd.	382	3,322
Dexus REIT	757	4,522
Evolution Mining Ltd.	1,212	4,908
Fortescue Metals Group Ltd.(b)	1,107	10,214
Goodman Group REIT	1,223	12,478
GPT Group REIT	1,286	3,406
Insurance Australia Group Ltd.	1,678	6,806
Lendlease Group(a)	426	3,656
Macquarie Group Ltd.	229	16,716
Mirvac Group REIT	2,834	4,421
National Australia Bank Ltd.	2,320	27,428
Newcrest Mining Ltd.	602	12,220
Northern Star Resources Ltd.	531	5,217
Orica Ltd.	274	3,125
Origin Energy Ltd.	1,289	5,040
Ramsay Health Care Ltd.	130	6,045
SEEK Ltd.	253	3,381
Stockland REIT	1,811	4,292
Suncorp Group Ltd.	843	5,165
Sydney Airport(a)	803	3,118
Telstra Corp. Ltd.	3,062	6,585
Transurban Group(a)	2,013	19,095
Vicinity Centres REIT	2,364	2,526
Woodside Petroleum Ltd.	655	9,857

(Cost $350,856)		310,167

Austria - 0.2%
ANDRITZ AG*	45	1,689
Erste Group Bank AG*	203	4,463
OMV AG*	122	4,033
voestalpine AG	83	1,619

(Cost $15,034)		11,804

Belgium - 0.5%
Colruyt SA	42	2,541
KBC Group NV	182	9,529
Solvay SA(b)	55	4,190
Telenet Group Holding NV	33	1,353
UCB SA	93	9,310
Umicore SA	149	6,603

(Cost $37,499)		33,526

Brazil - 0.7%
Atacadao SA	300	1,021
B2W Cia Digital*	154	2,598
B3 SA - Brasil Bolsa Balcao	1,535	12,874
Banco do Brasil SA	647	3,674
Banco Santander Brasil SA	305	1,432
BR Malls Participacoes SA	662	1,196
Cia Brasileira de Distribuicao	118	1,368
Cielo SA	960	723
Cosan SA*	109	1,321
Energisa SA	124	1,084
Engie Brasil Energia SA	121	945
Klabin SA	521	1,891
Localiza Rent a Car SA	404	2,862
Lojas Renner SA	537	3,812
Natura & Co. Holding SA	475	3,252
Notre Dame Intermedica Participacoes SA	338	3,877
TIM Participacoes SA	689	1,728
Ultrapar Participacoes SA	512	1,614
WEG SA	575	4,429

(Cost $63,029)		51,701

Canada - 7.4%
Agnico Eagle Mines Ltd.	171	10,898
Algonquin Power & Utilities Corp.	388	5,412
Alimentation Couche-Tard, Inc., Class B	610	19,021
B2Gold Corp.	742	4,075
Bank of Montreal	466	22,899
Bank of Nova Scotia	866	34,566
BlackBerry Ltd.*	378	1,750
CAE, Inc.	193	2,885
Canadian Apartment Properties REIT	57	1,936
Canadian Imperial Bank of Commerce	324	20,696
Canadian National Railway Co.	510	43,761
Canadian Tire Corp. Ltd., Class A(b)	43	3,659
Canopy Growth Corp.*	148	2,592
Cenovus Energy, Inc.	762	3,308
CGI, Inc.*	166	10,566
Cronos Group, Inc.*	142	928
Dollarama, Inc.	235	7,936
Empire Co. Ltd., Class A	130	2,931
Enbridge, Inc.	1,456	47,171
First Capital Real Estate Investment Trust REIT	141	1,335
Fortis, Inc.	342	13,116
Franco-Nevada Corp.	136	19,016
Gildan Activewear, Inc.	165	2,280
Intact Financial Corp.	104	9,890
Keyera Corp.	147	2,321

Loblaw Cos. Ltd.	141	6,953
Lundin Mining Corp.	473	2,170
Magna International, Inc.	221	9,283
Manulife Financial Corp.	1,400	17,320
Metro, Inc.	185	7,685
Nutrien Ltd.	397	13,500
Open Text Corp.	174	7,201
Ritchie Bros Auctioneers, Inc.	74	3,190
Rogers Communications, Inc., Class B	252	10,520
Shopify, Inc., Class A*	74	55,945
Sun Life Financial, Inc.(b)	422	14,420
Suncor Energy, Inc.(b)	1,130	19,351
Teck Resources Ltd., Class B	372	3,520
TELUS Corp.	233	4,022
Toronto-Dominion Bank	1,283	54,747
Wheaton Precious Metals Corp.	314	13,476
WSP Global, Inc.	69	4,436

(Cost $568,126)		542,687

Chile - 0.1%
Empresa Nacional de Telecomunicaciones SA	142	899
Empresas CMPC SA	870	1,761
Empresas COPEC SA	344	2,158
Enel Americas SA	27,627	3,997
Falabella SA	691	1,601

(Cost $18,409)		10,416

China - 10.0%
3SBio, Inc., 144A*	961	1,141
51job, Inc., ADR*(b)	19	1,225
AAC Technologies Holdings, Inc.	587	3,014
Air China Ltd., Class H	1,505	901
Alibaba Group Holding Ltd., ADR*	1,341	278,110
A-Living Services Co. Ltd., Class H, 144A(b)	301	1,612
BAIC Motor Corp. Ltd., Class H, 144A	2,439	982
Bank of Shanghai Co. Ltd., Class A	1,300	1,470
Baoshan Iron & Steel Co. Ltd., Class A*	1,800	1,229
BYD Co. Ltd., Class A	200	1,603
BYD Co. Ltd., Class H	295	1,656
BYD Electronic International Co. Ltd.	923	1,767
China CITIC Bank Corp. Ltd., Class H	5,765	2,506
China Conch Venture Holdings Ltd.	1,213	5,446
China Construction Bank Corp., Class H	68,554	53,863
China Eastern Airlines Corp. Ltd., Class A*	1,000	581
China Lesso Group Holdings Ltd.	841	1,016
China Literature Ltd., 144A*	212	1,199
China Longyuan Power Group Corp. Ltd., Class H*	2,531	1,231
China Medical System Holdings Ltd.	1,129	1,286
China Merchants Bank Co. Ltd., Class H	2,873	13,455
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	300	671
China Minsheng Banking Corp. Ltd., Class H	5,002	3,478
China Molybdenum Co. Ltd., Class H	2,790	857
China Resources Pharmaceutical Group Ltd., 144A	1,134	617
China Shenhua Energy Co. Ltd., Class H	2,532	4,626
China Vanke Co. Ltd., Class A	500	1,794
China Vanke Co. Ltd., Class H	1,182	3,835
Contemporary Amperex Technology Co. Ltd., Class A	100	2,031
Country Garden Services Holdings Co. Ltd.*	762	3,569
CSPC Pharmaceutical Group Ltd.*	3,457	6,770
Dali Foods Group Co. Ltd., 144A	2,295	1,457
ENN Energy Holdings Ltd.	577	6,729
Fosun International Ltd.	1,660	2,131
Genscript Biotech Corp.*	673	1,476
Greentown Service Group Co. Ltd.	968	1,291
Hengli Petrochemical Co. Ltd., Class A	600	1,166
Huaxia Bank Co. Ltd., Class A	1,400	1,245
Industrial Bank Co. Ltd., Class A	1,100	2,472
Inner Mongolia Yili Industrial Group Co. Ltd., Class A*	300	1,191
Jiangsu Expressway Co. Ltd., Class H	979	1,153
Kingdee International Software Group Co. Ltd.*	1,806	3,169
Lenovo Group Ltd.	5,418	2,943
Meituan Dianping, Class B*	2,541	48,092
NARI Technology Co. Ltd., Class A	300	775
NIO, Inc., ADR*	547	2,177
Ping An Healthcare and Technology Co. Ltd., 144A*	265	3,491
Poly Developments and Holdings Group Co. Ltd., Class A	700	1,403
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	766	1,212
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	100	3,892
Shui On Land Ltd.	3,711	613
Sinopharm Group Co. Ltd., Class H	908	2,233
SOHO China Ltd.*	2,427	817
Suning.com Co. Ltd., Class A	800	979
Tencent Holdings Ltd.	4,093	216,716
Vipshop Holdings Ltd., ADR*	352	6,104
WuXi AppTec Co. Ltd., Class A	100	1,487
Wuxi Biologics Cayman, Inc., 144A*	644	10,120
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,036	933
Yunnan Baiyao Group Co. Ltd., Class A	100	1,231
Yuzhou Properties Co. Ltd.	2,363	966
Zhejiang Expressway Co. Ltd., Class H	1,141	802

(Cost $636,078)		734,007

Cyprus - 0.0%
Polymetal International PLC
(Cost $1,476)	125	2,501

Czech Republic - 0.0%
CEZ AS	92	1,808
Komercni banka AS*	46	986

(Cost $4,042)		2,794

Denmark - 2.3%
Chr Hansen Holding A/S	73	7,073
Coloplast A/S, Class B	80	13,431
Demant A/S*	75	2,119
Genmab A/S*	45	13,834
GN Store Nord A/S	91	4,912
H Lundbeck A/S	52	1,998
Novo Nordisk A/S, Class B	1,277	83,139
Novozymes A/S, Class B	150	8,202
Orsted A/S, 144A	136	15,969
Pandora A/S	53	2,640
Tryg A/S	104	2,915
Vestas Wind Systems A/S	143	14,593

(Cost $122,297)		170,825

Egypt - 0.1%
Commercial International Bank Egypt SAE
(Cost $3,328)	983	3,874

Finland - 0.6%
Elisa OYJ	103	6,460
Metso OYJ	72	2,336
Neste OYJ	305	12,322
Orion OYJ, Class B	74	3,959
Stora Enso OYJ, Class R*	402	4,930
UPM-Kymmene OYJ	391	11,295
Wartsila OYJ Abp	318	2,485

(Cost $40,363)		43,787

France - 6.3%
Accor SA*	126	3,553
Air Liquide SA	343	46,586
Amundi SA, 144A*	43	3,202
Atos SE*	73	5,507
AXA SA*	1,385	25,235
Bouygues SA*	159	4,871
Carrefour SA	432	6,562
Casino Guichard Perrachon SA*(b)	41	1,545
Cie de Saint-Gobain	370	11,964
Cie Generale des Etablissements Michelin SCA*	121	12,229
CNP Assurances*	105	1,104
Covivio REIT	37	2,167
Credit Agricole SA*	859	7,476
Danone SA*	450	30,814
Dassault Systemes SE	92	15,581
Eiffage SA*	61	5,564
EssilorLuxottica SA*	202	26,008
Eurazeo SE*	40	1,949
Gecina SA REIT	34	4,376
Getlink SE*	349	5,039
JCDecaux SA*	55	1,119
Kering SA	54	28,207
Klepierre SA REIT(b)	142	2,692
L’Oreal SA*	175	50,982
Natixis SA*	593	1,315
Orange SA	1,426	17,203
Publicis Groupe SA	149	4,230
Schneider Electric SE	407	40,401
SEB SA	16	2,196
Teleperformance*	43	10,193
TOTAL SA	1,745	65,268
Ubisoft Entertainment SA*	64	4,959
Unibail-Rodamco-Westfield REIT	100	5,306
Valeo SA*	199	4,903
Wendel SE*	22	2,021

(Cost $509,817)		462,327

Germany - 5.6%
adidas AG*	135	35,620
Allianz SE	299	54,153
BASF SE*	642	34,739
Bayerische Motoren Werke AG	249	14,569
Beiersdorf AG	74	7,759
Commerzbank AG*	724	2,819
Delivery Hero SE, 144A*	91	8,723
Deutsche Boerse AG	134	22,045
Deutsche Wohnen SE	258	11,543
Fraport AG Frankfurt Airport Services Worldwide*(b)	39	1,936
HeidelbergCement AG*	98	4,865
Henkel AG & Co. KGaA*	67	5,370
Merck KGaA	88	10,097
METRO AG	139	1,298
MTU Aero Engines AG*	38	6,125
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	107	24,352
SAP SE	743	93,805
Siemens AG	547	59,951
Symrise AG*	89	9,741
Telefonica Deutschland Holding AG	511	1,572

(Cost $426,252)		411,082

Greece - 0.0%
Hellenic Telecommunications Organization SA
(Cost $1,470)	119	1,676

Hong Kong - 2.0%
Alibaba Health Information Technology Ltd.*	2,674	6,265
ASM Pacific Technology Ltd.	245	2,228
BOC Hong Kong Holdings Ltd.	2,732	7,613
China Everbright International Ltd.	2,618	1,344
China Gas Holdings Ltd.	1,866	6,524
China Mengniu Dairy Co. Ltd.*	2,095	7,487
China Overseas Land & Investment Ltd.	2,894	8,812
China Resources Gas Group Ltd.	641	3,494

CITIC Ltd.	5,000	4,748
CLP Holdings Ltd.	1,176	11,523
Geely Automobile Holdings Ltd.	3,802	5,200
Hang Seng Bank Ltd.	563	8,564
HKT Trust & HKT Ltd.(a)	2,998	4,262
Hong Kong & China Gas Co. Ltd.	7,564	12,725
Hong Kong Exchanges & Clearing Ltd.	867	30,224
Hutchison China MediTech Ltd., ADR*	43	938
Lee & Man Paper Manufacturing Ltd.	1,293	696
MTR Corp. Ltd.	1,120	5,368
PCCW Ltd.	3,393	1,860
Shenzhen Investment Ltd.	985	304
Sino Biopharmaceutical Ltd.	5,142	8,094
Sun Art Retail Group Ltd.	1,538	2,353
Swire Pacific Ltd., Class A	377	1,955
Swire Properties Ltd.	1,018	2,267

(Cost $156,212)		144,848

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	348	2,202
OTP Bank Nyrt*	153	5,096

(Cost $10,241)		7,298

India - 2.7%
Ambuja Cements Ltd.	440	1,115
Asian Paints Ltd.	185	4,118
Axis Bank Ltd., GDR	175	4,366
Axis Bank Ltd.	550	2,800
Berger Paints India Ltd.	169	1,099
Bharat Petroleum Corp. Ltd.	389	1,764
Bharti Airtel Ltd.*	1,790	13,081
Britannia Industries Ltd.	43	1,921
Dabur India Ltd.	360	2,221
Divi’s Laboratories Ltd.	57	1,802
DLF Ltd.	421	839
Eicher Motors Ltd.	8	1,751
Grasim Industries Ltd.	216	1,683
Havells India Ltd.	185	1,214
HCL Technologies Ltd.	767	5,581
Hero MotoCorp Ltd.	72	2,248
Hindalco Industries Ltd.	1,148	2,108
Hindustan Petroleum Corp. Ltd.	450	1,158
Hindustan Unilever Ltd.	596	16,216
Housing Development Finance Corp. Ltd.	1,214	26,633
Infosys Ltd.	1,180	10,783
Infosys Ltd., ADR	1,321	12,021
Lupin Ltd.	164	1,886
Mahindra & Mahindra Ltd.	643	3,710
Nestle India Ltd.	16	3,712
Pidilite Industries Ltd.	88	1,709
Piramal Enterprises Ltd.	68	870
Reliance Industries Ltd.	2,052	39,739
Shree Cement Ltd.	6	1,655
Tata Consultancy Services Ltd.	668	17,424
Tech Mahindra Ltd.	274	1,922
Titan Co. Ltd.	275	3,237
UPL Ltd.*	480	2,576
Wipro Ltd.	1,030	2,899

(Cost $230,295)		197,861

Indonesia - 0.6%
PT Astra International Tbk	15,008	4,900
PT Bank Central Asia Tbk	6,823	12,119
PT Bank Mandiri Persero Tbk	13,891	4,250
PT Bank Negara Indonesia Persero Tbk	5,468	1,433
PT Bank Rakyat Indonesia Persero Tbk	40,841	8,246
PT Barito Pacific Tbk*	19,700	1,820
PT Indah Kiat Pulp & Paper Corp. Tbk	2,093	752
PT Indofood Sukses Makmur Tbk	2,981	1,173
PT Kalbe Farma Tbk	15,558	1,507
PT Perusahaan Gas Negara Tbk	8,505	501
PT Unilever Indonesia Tbk	6,190	3,284
PT United Tractors Tbk	1,262	1,356

(Cost $57,153)		41,341

Ireland - 0.6%
CRH PLC	572	18,643
DCC PLC	78	6,492
Kerry Group PLC, Class A	111	13,742
Kingspan Group PLC	108	6,673

(Cost $38,596)		45,550

Israel - 0.2%
Bank Hapoalim BM	859	5,274
Bank Leumi Le-Israel BM	1,118	5,917
Mizrahi Tefahot Bank Ltd.	116	2,272

(Cost $15,215)		13,463

Italy - 1.0%
Assicurazioni Generali SpA	790	10,971
Enel SpA	5,869	45,053
Intesa Sanpaolo SpA*	10,857	18,748

(Cost $83,892)		74,772

Japan - 17.7%
Aeon Co. Ltd.	500	11,062
Ajinomoto Co., Inc.	300	5,115
ANA Holdings, Inc.*	100	2,412
Asahi Kasei Corp.	1,000	7,890
Astellas Pharma, Inc.	1,300	23,102
Bridgestone Corp.	400	13,281
Casio Computer Co. Ltd.	200	3,522
Central Japan Railway Co.	100	17,111
Chugai Pharmaceutical Co. Ltd.	170	25,074
CyberAgent, Inc.	100	5,040
Dai Nippon Printing Co. Ltd.	200	4,546
Daicel Corp.	200	1,693
Daifuku Co. Ltd.(b)	100	7,778
Dai-ichi Life Holdings, Inc.	800	10,418
Daiichi Sankyo Co. Ltd.	400	37,444
Daikin Industries Ltd.	190	27,953

Daiwa House Industry Co. Ltd.	400	9,930
Denso Corp.	300	11,503
East Japan Railway Co.	230	18,040
Eisai Co. Ltd.	200	15,664
Fast Retailing Co. Ltd.	44	24,721
Fujitsu Ltd.	150	15,455
Hankyu Hanshin Holdings, Inc.	100	3,694
Hino Motors Ltd.	200	1,353
Hirose Electric Co. Ltd.	25	2,986
Hitachi Construction Machinery Co. Ltd.	100	2,627
Hitachi Metals Ltd.	200	2,306
Honda Motor Co. Ltd.	1,100	28,425
Hulic Co. Ltd.	200	2,023
Inpex Corp.	700	4,879
Isuzu Motors Ltd.	300	2,811
Japan Retail Fund Investment Corp. REIT	2	2,640
JFE Holdings, Inc.	300	2,205
Kajima Corp.	300	3,403
Kansai Paint Co. Ltd.	100	2,072
Kao Corp.	350	28,092
Kawasaki Heavy Industries Ltd.	100	1,584
KDDI Corp.	1,100	32,019
Keio Corp.	100	5,940
Keyence Corp.	136	55,986
Kikkoman Corp.	100	5,031
Kobayashi Pharmaceutical Co. Ltd.	50	4,455
Komatsu Ltd.	600	12,141
Konami Holdings Corp.	50	1,757
Kubota Corp.	800	10,763
Kuraray Co. Ltd.	200	2,101
Kurita Water Industries Ltd.	100	2,773
Kyushu Railway Co.	100	2,836
Lawson, Inc.	50	2,766
Marubeni Corp.	1,100	5,343
Marui Group Co. Ltd.	100	1,803
Mazda Motor Corp.	200	1,279
Mercari, Inc.*	100	2,980
Mitsubishi Chemical Holdings Corp.	800	4,710
Mitsubishi Estate Co. Ltd.	900	14,310
Mitsubishi Materials Corp.	100	2,277
Mitsubishi UFJ Lease & Finance Co. Ltd.	300	1,465
Mitsui Chemicals, Inc.	100	2,079
Mitsui Fudosan Co. Ltd.	600	11,548
Miura Co. Ltd.	100	4,270
Mizuho Financial Group, Inc.	17,300	21,598
MS&AD Insurance Group Holdings, Inc.	200	5,876
Murata Manufacturing Co. Ltd.	400	22,333
Nabtesco Corp.	100	3,105
Nagoya Railroad Co. Ltd.	100	3,017
NEC Corp.	200	8,976
NGK Insulators Ltd.	200	2,931
NGK Spark Plug Co. Ltd.	100	1,612
Nikon Corp.	200	1,838
Nintendo Co. Ltd.	85	34,352
Nippon Building Fund, Inc. REIT	1	6,275
Nippon Express Co. Ltd.	50	2,571
Nippon Paint Holdings Co. Ltd.	100	6,971
Nippon Prologis REIT, Inc. REIT	2	5,643
Nippon Yusen KK	100	1,441
Nissin Foods Holdings Co. Ltd.	50	4,177
Nitori Holdings Co. Ltd.	60	10,879
Nitto Denko Corp.	100	5,411
Nomura Real Estate Holdings, Inc.	100	1,851
Nomura Real Estate Master Fund, Inc. REIT	3	3,690
Nomura Research Institute Ltd.	200	5,287
NSK Ltd.	300	2,194
NTT DOCOMO, Inc.	800	21,917
Obayashi Corp.	400	3,702
Odakyu Electric Railway Co. Ltd.	200	4,992
Omron Corp.	150	9,941
Ono Pharmaceutical Co. Ltd.	300	8,568
Oriental Land Co. Ltd.	150	21,741
ORIX Corp.	1,000	13,264
Osaka Gas Co. Ltd.	300	5,995
Otsuka Corp.	100	4,827
Panasonic Corp.	1,600	14,302
Park24 Co. Ltd.	100	1,941
Rakuten, Inc.	500	4,530
Recruit Holdings Co. Ltd.	900	30,993
Resona Holdings, Inc.	1,500	5,399
Rohm Co. Ltd.	100	6,729
Santen Pharmaceutical Co. Ltd.	300	5,541
Secom Co. Ltd.	150	12,996
Sega Sammy Holdings, Inc.	100	1,303
Sekisui Chemical Co. Ltd.	300	4,191
Sekisui House Ltd.	400	7,621
Seven & i Holdings Co. Ltd.	500	17,111
SG Holdings Co. Ltd.	100	3,263
Sharp Corp.	200	2,166
Shimadzu Corp.	200	5,411
Shimizu Corp.	400	3,386
Shin-Etsu Chemical Co. Ltd.	250	29,285
Shionogi & Co. Ltd.	200	11,809
Shiseido Co. Ltd.	300	18,295
Showa Denko KK	100	2,390
Sohgo Security Services Co. Ltd.	50	2,460
Sompo Holdings, Inc.	250	8,892
Sony Corp.	900	57,424
Stanley Electric Co. Ltd.	100	2,431
Sumitomo Chemical Co. Ltd.	1,100	3,410
Sumitomo Metal Mining Co. Ltd.	200	5,571
Sumitomo Mitsui Trust Holdings, Inc.	200	5,887
Sumitomo Rubber Industries Ltd.	100	1,017
Suntory Beverage & Food Ltd.	100	4,084
Sysmex Corp.	100	7,992
T&D Holdings, Inc.	400	3,613

Taisei Corp.	100	3,471
Takeda Pharmaceutical Co. Ltd.	1,100	42,791
TDK Corp.	100	9,356
Teijin Ltd.	100	1,637
Tobu Railway Co. Ltd.	200	7,091
Tokyo Electron Ltd.	115	22,950
Tokyo Gas Co. Ltd.	300	7,158
Tokyu Corp.	400	6,341
Toppan Printing Co. Ltd.	100	1,711
Toray Industries, Inc.	1,000	4,863
TOTO Ltd.	100	3,963
Toyo Suisan Kaisha Ltd.	100	5,226
Toyota Tsusho Corp.	100	2,534
Unicharm Corp.	300	11,166
USS Co. Ltd.	200	3,486
West Japan Railway Co.	100	6,452
Yakult Honsha Co. Ltd.	100	6,126
Yamada Denki Co. Ltd.	400	1,946
Yamaha Corp.	100	4,864
Yamaha Motor Co. Ltd.	200	2,887
Yaskawa Electric Corp.	200	7,184
Yokogawa Electric Corp.	200	2,881
ZOZO, Inc.	100	1,842

(Cost $1,235,269)		1,296,830

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $3,162)	99	3,147

Luxembourg - 0.1%
SES SA	269	1,991
Tenaris SA	322	2,003

(Cost $9,792)		3,994

Malaysia - 0.7%
AMMB Holdings Bhd	1,400	1,021
Axiata Group Bhd	2,152	1,881
CIMB Group Holdings Bhd	3,587	3,111
Dialog Group Bhd	2,800	2,570
DiGi.Com Bhd	2,500	2,616
Fraser & Neave Holdings Bhd	200	1,497
HAP Seng Consolidated Bhd	500	861
Hartalega Holdings Bhd	1,000	2,884
IHH Healthcare Bhd	1,900	2,373
Malayan Banking Bhd	2,859	4,932
Malaysia Airports Holdings Bhd	900	1,035
Maxis Bhd	2,100	2,550
MISC Bhd	900	1,718
Nestle Malaysia Bhd	19	608
Petronas Dagangan Bhd	300	1,620
PPB Group Bhd	400	1,597
Press Metal Aluminium Holdings Bhd	1,100	954
Public Bank Bhd	2,100	7,081
RHB Bank Bhd	900	988
Sime Darby Bhd	2,000	962
Tenaga Nasional Bhd	1,800	4,662
Top Glove Corp. Bhd	1,000	3,059
Westports Holdings Bhd	1,100	1,010

(Cost $61,667)		51,590

Mexico - 0.4%
Alfa SAB de CV, Class A	2,091	1,109
Arca Continental SAB de CV	349	1,560
Cemex SAB de CV, Series CPO	11,057	2,623
Coca-Cola Femsa SAB de CV	384	1,680
Fomento Economico Mexicano SAB de CV	1,459	9,887
Gruma SAB de CV, Class B	161	1,601
Grupo Aeroportuario del Sureste SAB de CV, Class B	173	1,787
Grupo Bimbo SAB de CV, Series A	1,236	1,936
Industrias Penoles SAB de CV	103	982
Infraestructura Energetica Nova SAB de CV	331	941
Kimberly-Clark de Mexico SAB de CV, Class A	1,156	1,798

(Cost $34,323)		25,904

Netherlands - 3.5%
Aegon NV	1,145	3,063
Akzo Nobel NV	140	11,462
ASML Holding NV	299	97,433
ING Groep NV	2,860	18,471
Koninklijke Ahold Delhaize NV	777	19,715
Koninklijke DSM NV	122	15,613
Koninklijke KPN NV	2,733	6,700
Koninklijke Philips NV*	653	29,628
Koninklijke Vopak NV	63	3,456
NN Group NV	226	6,981
Prosus NV*	348	28,878
Wolters Kluwer NV	193	15,388

(Cost $223,241)		256,788

New Zealand - 0.2%
Auckland International Airport Ltd.	706	2,842
Fisher & Paykel Healthcare Corp. Ltd.	409	7,593
Mercury NZ Ltd.	509	1,466
Meridian Energy Ltd.	827	2,432
Ryman Healthcare Ltd.	374	2,802

(Cost $17,559)		17,135

Norway - 0.5%
Equinor ASA	680	9,875
Mowi ASA	310	5,838
Norsk Hydro ASA*	954	2,422
Orkla ASA	628	5,643
Schibsted ASA, Class B*	73	1,750
Telenor ASA(b)	537	8,143

(Cost $46,676)		33,671

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	1,620	1,373
Aboitiz Power Corp.	1,700	934
Ayala Corp.	200	2,953

Bank of the Philippine Islands	790	1,035
BDO Unibank, Inc.	1,500	2,975
JG Summit Holdings, Inc.	1,700	1,639
Manila Electric Co.	150	838
Metropolitan Bank & Trust Co.	1,582	1,100
SM Investments Corp.*	160	2,892
SM Prime Holdings, Inc.*	8,000	4,765

(Cost $24,688)		20,504

Poland - 0.2%
Bank Polska Kasa Opieki SA	118	1,549
Grupa Lotos SA	91	1,353
KGHM Polska Miedz SA*	94	2,026
mBank SA*	10	538
Polski Koncern Naftowy ORLEN SA	251	4,185
Powszechna Kasa Oszczednosci Bank Polski SA	540	3,007
Powszechny Zaklad Ubezpieczen SA	423	3,152
Santander Bank Polska SA*	23	935

(Cost $26,294)		16,745

Portugal - 0.2%
EDP - Energias de Portugal SA	1,827	8,582
Galp Energia SGPS SA	411	4,899
Jeronimo Martins SGPS SA*	203	3,473

(Cost $15,748)		16,954

Qatar - 0.3%
Commercial Bank PSQC	1,380	1,400
Ooredoo QPSC	670	1,159
Qatar National Bank QPSC	3,331	16,175

(Cost $20,057)		18,734

Romania - 0.0%
NEPI Rockcastle PLC
(Cost $2,365)	296	1,503

Russia - 0.7%
Gazprom PJSC	8,515	24,102
Inter RAO UES PJSC	26,571	1,860
LUKOIL PJSC	303	22,486
Novolipetsk Steel PJSC	886	1,728
PhosAgro PJSC, GDR	105	1,449
Polyus PJSC	21	3,470

(Cost $55,008)		55,095

Saudi Arabia - 0.4%
Almarai Co. JSC	185	2,415
Banque Saudi Fransi	401	3,175
Samba Financial Group	635	3,981
Saudi Arabian Mining Co.*	302	2,696
Saudi Basic Industries Corp.	638	14,093
Savola Group	174	1,899

(Cost $34,047)		28,259

Singapore - 0.9%
Ascendas Real Estate Investment Trust REIT	1,972	4,367
BOC Aviation Ltd., 144A	179	984
CapitaLand Commercial Trust REIT	1,800	2,229
CapitaLand Ltd.*	1,800	3,680
CapitaLand Mall Trust REIT	1,800	2,585
City Developments Ltd.	300	1,632
DBS Group Holdings Ltd.	1,300	17,908
Jardine Cycle & Carriage Ltd.	100	1,547
Keppel Corp. Ltd.	1,000	4,181
Singapore Airlines Ltd.(b)	1,000	2,703
Singapore Exchange Ltd.	500	2,929
Singapore Telecommunications Ltd.	5,600	9,866
United Overseas Bank Ltd.	800	11,037
UOL Group Ltd.*	400	1,936

(Cost $79,977)		67,584

South Africa - 1.7%
Absa Group Ltd.	507	2,335
Anglo American Platinum Ltd.	37	2,329
Aspen Pharmacare Holdings Ltd.*	289	2,290
Bid Corp. Ltd.	268	3,744
Bidvest Group Ltd.	240	2,067
Clicks Group Ltd.	194	2,561
Exxaro Resources Ltd.	171	1,202
FirstRand Ltd.	2,616	5,955
Gold Fields Ltd.	587	4,565
Growthpoint Properties Ltd. REIT	2,335	1,653
Impala Platinum Holdings Ltd.	550	3,653
Kumba Iron Ore Ltd.	42	1,130
Life Healthcare Group Holdings Ltd.	934	970
Mr Price Group Ltd.	212	1,563
MTN Group Ltd.	1,249	3,819
MultiChoice Group*	327	1,605
Naspers Ltd., Class N	319	50,453
Nedbank Group Ltd.	290	1,625
Northam Platinum Ltd.*	264	1,641
Old Mutual Ltd.	3,667	2,336
Pick n Pay Stores Ltd.	305	922
PSG Group Ltd.	110	1,014
Remgro Ltd.	410	3,232
RMB Holdings Ltd.	489	1,469
Sanlam Ltd.	1,309	4,200
Sasol Ltd.*(b)	419	2,151
Shoprite Holdings Ltd.	317	1,860
SPAR Group Ltd.	143	1,421
Standard Bank Group Ltd.	927	5,343
Vodacom Group Ltd.	442	3,165
Woolworths Holdings Ltd.	771	1,265

(Cost $205,116)		123,538

South Korea - 1.6%
Amorepacific Corp.	27	3,554
AMOREPACIFIC Group	25	1,167
BNK Financial Group, Inc.	119	488
CJ CheilJedang Corp.	7	1,679
CJ Corp.	12	891
GS Engineering & Construction Corp.	46	1,061

GS Holdings Corp.	38	1,157
Hana Financial Group, Inc.	223	5,357
Hankook Tire & Technology Co. Ltd.	59	1,117
Hanwha Solutions Corp.	92	1,200
Hyundai Heavy Industries Holdings Co. Ltd.	7	1,529
Hyundai Marine & Fire Insurance Co. Ltd.	48	940
KB Financial Group, Inc.	294	8,071
LG Chem Ltd.	30	9,459
LG Corp.	70	3,567
LG Display Co. Ltd.*	169	1,392
LG Electronics, Inc.	81	3,879
LG Household & Health Care Ltd.	7	7,744
LG Innotek Co. Ltd.	3	357
Lotte Chemical Corp.	13	1,973
Lotte Corp.	25	692
NAVER Corp.	89	16,241
Samsung Electro-Mechanics Co. Ltd.	40	4,037
Samsung Fire & Marine Insurance Co. Ltd.	23	3,389
Samsung SDI Co. Ltd.	40	11,595
Shinhan Financial Group Co. Ltd.	317	7,717
SK Holdings Co. Ltd.	24	4,632
SK Innovation Co. Ltd.	34	3,253
SK Telecom Co. Ltd.	12	2,093
S-Oil Corp.	33	1,884
Woori Financial Group, Inc.	388	2,860
Yuhan Corp.	30	1,257

(Cost $144,773)		116,232

Spain - 1.7%
Banco Bilbao Vizcaya Argentaria SA	4,875	15,146
Bankinter SA	505	2,141
CaixaBank SA	2,656	4,962
Ferrovial SA*	5	136
Iberdrola SA	4,148	44,701
Industria de Diseno Textil SA	785	21,873
Naturgy Energy Group SA	237	4,401
Red Electrica Corp. SA	328	5,779
Repsol SA	982	9,143
Telefonica SA	3,359	15,846

(Cost $157,881)		124,128

Sweden - 1.9%
Assa Abloy AB, Class B	695	14,072
Atlas Copco AB, Class A	477	18,698
Atlas Copco AB, Class B	286	10,088
Boliden AB	195	4,228
Electrolux AB, Series B	140	2,291
Essity AB, Class B*	444	14,652
Hennes & Mauritz AB, Class B	566	8,542
Husqvarna AB, Class B	321	2,360
ICA Gruppen AB(b)	60	2,818
Investment AB Latour, Class B	116	2,080
Kinnevik AB, Class B	139	3,498
Sandvik AB*	803	13,292
Skandinaviska Enskilda Banken AB, Class A*	1,160	10,065
Skanska AB, Class B*	250	4,993
SKF AB, Class B	253	4,642
Svenska Cellulosa AB SCA, Class B*	420	5,240
Svenska Handelsbanken AB, Class A*	1,080	10,222
Tele2 AB, Class B	361	4,803
Telia Co. AB	1,878	6,436

(Cost $132,938)		143,020

Switzerland - 5.7%
ABB Ltd.	1,329	26,132
Adecco Group AG	120	5,698
Alcon, Inc.*	352	22,673
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1	8,338
Cie Financiere Richemont SA	373	21,696
Clariant AG*	145	2,659
Coca-Cola HBC AG*	147	3,704
Givaudan SA	7	25,116
Kuehne + Nagel International AG*	41	5,906
Lonza Group AG	53	26,012
Roche Holding AG	501	173,501
SGS SA	4	9,389
Sika AG	95	16,267
Sonova Holding AG	41	8,983
Straumann Holding AG	7	5,669
Swiss Re AG	212	14,370
Swisscom AG	19	9,885
Zurich Insurance Group AG	108	34,793

(Cost $359,789)		420,791

Taiwan - 4.7%
Accton Technology Corp.	347	2,791
Acer, Inc.	2,216	1,207
Advantech Co. Ltd.	243	2,404
ASE Technology Holding Co. Ltd.	2,612	5,376
AU Optronics Corp.	5,940	1,500
Catcher Technology Co. Ltd.	471	3,420
Cathay Financial Holding Co. Ltd.	4,995	6,663
Chailease Holding Co. Ltd.	968	3,756
Cheng Shin Rubber Industry Co. Ltd.	1,499	1,637
China Airlines Ltd.	2,836	774
China Steel Corp.	8,819	5,816
Chunghwa Telecom Co. Ltd.	2,878	10,592
Compal Electronics, Inc.	3,010	1,915
CTBC Financial Holding Co. Ltd.	13,085	8,694
Delta Electronics, Inc.	1,485	6,825
E.Sun Financial Holding Co. Ltd.	7,559	6,709
Eva Airways Corp.	226	83
Evergreen Marine Corp. Taiwan Ltd.*	2,510	911
Far Eastern New Century Corp.	2,498	2,238
Far EasTone Telecommunications Co. Ltd.	1,268	2,732
First Financial Holding Co. Ltd.	6,955	5,293
Fubon Financial Holding Co. Ltd.	4,213	5,949

Hiwin Technologies Corp.	166	1,694
Hotai Motor Co. Ltd.	204	3,642
Hua Nan Financial Holdings Co. Ltd.	6,156	3,988
Innolux Corp.	7,081	1,467
Inventec Corp.	1,950	1,585
Lite-On Technology Corp.	1,579	2,530
MediaTek, Inc.	1,101	16,978
Micro-Star International Co. Ltd.	456	1,534
Nan Ya Plastics Corp.	3,413	7,150
President Chain Store Corp.	448	4,409
Quanta Computer, Inc.	1,910	4,453
SinoPac Financial Holdings Co. Ltd.	6,388	2,510
Standard Foods Corp.	609	1,288
Taishin Financial Holding Co. Ltd.	7,427	3,216
Taiwan Business Bank	3,323	1,173
Taiwan High Speed Rail Corp.	1,537	1,930
Taiwan Mobile Co. Ltd.	1,259	4,508
Taiwan Semiconductor Manufacturing Co. Ltd.	17,491	170,104
Tatung Co. Ltd.*	2,166	1,497
Uni-President Enterprises Corp.	3,686	8,937
United Microelectronics Corp.	7,051	3,628
Win Semiconductors Corp.	218	1,866
Wistron Corp.	2,104	2,004
Yageo Corp.	194	2,394
Yuanta Financial Holding Co. Ltd.	7,871	4,260

(Cost $296,087)		346,030

Thailand - 0.9%
Advanced Info Service PCL, NVDR	800	4,841
Airports of Thailand PCL, NVDR	3,100	6,042
Bangkok Dusit Medical Services PCL, NVDR	7,200	5,093
BTS Group Holdings PCL, NVDR	4,000	1,521
Bumrungrad Hospital PCL, NVDR	300	1,132
Central Pattana PCL, NVDR	1,400	2,168
Charoen Pokphand Foods PCL, NVDR	2,800	2,773
CP ALL PCL, NVDR	4,400	9,752
Electricity Generating PCL, NVDR	200	1,735
Energy Absolute PCL, NVDR	1,200	1,471
Global Power Synergy PCL, NVDR	500	1,187
Gulf Energy Development PCL, NVDR	2,000	2,373
Home Product Center PCL, NVDR	4,800	2,233
Indorama Ventures PCL, NVDR	1,400	1,254
Intouch Holdings PCL, NVDR	1,600	2,704
IRPC PCL, NVDR	13,400	1,137
Kasikornbank PCL, NVDR	1,400	4,225
Land & Houses PCL, NVDR	4,800	1,101
Minor International PCL, NVDR*	1,600	936
Muangthai Capital PCL	600	1,052
PTT Exploration & Production PCL, NVDR	1,000	2,641
PTT Global Chemical PCL, NVDR	1,700	2,298
Siam Cement PCL, NVDR	600	6,470
Siam Commercial Bank PCL, NVDR	700	1,628
Thai Oil PCL, NVDR	500	676
TMB Bank PCL, NVDR	18,445	667
True Corp. PCL, NVDR	5,900	686

(Cost $86,094)		69,796

Turkey - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	286	1,265
KOC Holding AS	746	1,765
Turkcell Iletisim Hizmetleri AS	897	1,862

(Cost $5,051)		4,892

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	2,038	2,441
Aldar Properties PJSC	3,128	1,473
Dubai Islamic Bank PJSC	1,453	1,404
Emirates NBD Bank PJSC	879	2,068
Emirates Telecommunications Group Co. PJSC	1,266	5,391
First Abu Dhabi Bank PJSC	1,987	5,994
NMC Health PLC(c)	76	0

(Cost $26,606)		18,771

United Kingdom - 8.1%
3i Group PLC	653	6,660
Associated British Foods PLC	262	5,898
Aviva PLC	2,667	8,167
Barratt Developments PLC	698	4,289
Berkeley Group Holdings PLC	84	4,253
British Land Co. PLC REIT	710	3,575
BT Group PLC	6,174	8,873
Burberry Group PLC	313	5,787
CNH Industrial NV*	738	4,476
Coca-Cola European Partners PLC	155	5,844
Compass Group PLC	1,269	18,575
Croda International PLC	97	6,224
Ferguson PLC	170	13,379
GlaxoSmithKline PLC	3,570	73,786
Informa PLC	1,089	6,118
InterContinental Hotels Group PLC	132	6,317
ITV PLC	2,732	2,712
J Sainsbury PLC	1,332	3,195
JD Sports Fashion PLC	297	2,418
Johnson Matthey PLC	140	3,657
Kingfisher PLC	1,399	3,359
Land Securities Group PLC REIT	499	3,737
Legal & General Group PLC	4,256	10,444
London Stock Exchange Group PLC	231	22,932
Mondi PLC	359	6,693
National Grid PLC	2,508	28,712
Next PLC	94	5,653
Pearson PLC	580	3,323
Prudential PLC	1,871	24,218
Reckitt Benckiser Group PLC	508	45,370
RELX PLC	1,404	32,520
Rentokil Initial PLC	1,390	8,537

RSA Insurance Group PLC	778	3,793
Sage Group PLC	692	5,912
Schroders PLC	107	3,909
Segro PLC REIT	774	8,034
Smith & Nephew PLC	632	12,830
Spirax-Sarco Engineering PLC	52	6,345
SSE PLC	726	11,143
Standard Chartered PLC	2,017	9,186
Standard Life Aberdeen PLC	1,754	5,601
Taylor Wimpey PLC	2,688	4,772
Tesco PLC	6,752	19,057
Unilever NV	1,037	53,627
Unilever PLC	802	42,952
Whitbread PLC(b)	104	3,250
Wm Morrison Supermarkets PLC	1,741	4,019
WPP PLC	924	6,987

(Cost $636,342)		591,118

TOTAL COMMON STOCKS (Cost $7,332,644)		7,194,705

PREFERRED STOCKS - 0.9%
Brazil - 0.5%
Banco Bradesco SA	3,152	10,998
Cia Energetica de Minas Gerais	642	1,277
Itau Unibanco Holding SA	3,538	15,009
Itausa - Investimentos Itau SA	3,246	5,295
Telefonica Brasil SA	338	2,934

(Cost $72,729)		35,513

Chile - 0.1%
Embotelladora Andina SA, Class B	379	904
Sociedad Quimica y Minera de Chile SA, Class B	92	2,245

(Cost $5,661)		3,149

Colombia - 0.0%
Bancolombia SA
(Cost $2,479)	374	2,478

Germany - 0.3%
Bayerische Motoren Werke AG	36	1,657
Henkel AG & Co. KGaA*	134	11,966
Sartorius AG*	27	10,013

(Cost $21,890)		23,636

South Korea - 0.0%
AMOREPACIFIC Group	1	28
LG Chem Ltd.	8	1,143
LG Household & Health Care Ltd.	2	1,155

(Cost $2,583)		2,326

TOTAL PREFERRED STOCKS (Cost $105,342)		67,102

RIGHTS - 0.0%
Brazil - 0.0%
Natura & Co. Holding SA*, expires 6/12/20
(Cost $0)	24	22

India - 0.0%
Reliance Industries Ltd.*, expires 12/31/20
(Cost $0)	136	399

United Kingdom - 0.0%
Whitbread PLC*, expires 6/12/20
(Cost $1,069)	52	644

TOTAL RIGHTS (Cost $1,069)		1,065

WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL*, expires 2/16/21	400	17
Minor International PCL*, expires 9/30/21	80	4

TOTAL WARRANTS (Cost $0)		21

EXCHANGE-TRADED FUNDS - 0.4%
Xtrackers MSCI EAFE ESG Leaders Equity ETF(d)	800	18,894
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF(d)	400	9,468

TOTAL EXCHANGE-TRADED FUNDS (Cost $25,243)		28,362

SECURITIES LENDING COLLATERAL - 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(e)(f)
(Cost $67,187)	67,187	67,187

TOTAL INVESTMENTS - 100.2% (Cost $7,531,485)		$7,358,442
Other assets and liabilities, net - (0.2%)		(18,212)

NET ASSETS - 100.0%		$7,340,230

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
EXCHANGE-TRADED FUNDS — 0.4%
Xtrackers MSCI EAFE ESG Leaders Equity ETF(d)
2,415	95,961	(83,740)	2,118	2,140	—	—	800	18,894
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF(d)
—	31,963	(23,036)	(376)	917	—	—	400	9,468
SECURITIES LENDING COLLATERAL — 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(e)(f)
51,069	16,118(g)	—	—	—	594	—	67,187	67,187
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.12%(e)
6,580	276,457	(283,037)	—	—	90	—	—	—

60,064	420,499	(389,813)	1,742	3,057	684	—	68,387	95,549

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $91,241, which is 1.2% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund advised by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $33,435.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2020.
ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2020 the Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds and Securities Lending Collateral
Financials	$1,279,179	17.6%
Consumer Discretionary	983,358	13.5
Industrials	822,724	11.3
Health Care	791,620	10.9
Information Technology	789,621	10.9
Consumer Staples	674,929	9.3
Materials	563,472	7.8
Communication Services	562,721	7.7
Energy	327,526	4.5
Utilities	275,267	3.8
Real Estate	192,476	2.7

Total	$7,262,893	100.0%

At May 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(h)
MSCI Emerging Markets Index Futures	USD	1	$39,385	$46,645	6/19/2020	$7,260

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2020.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(i)	$7,194,705	$—	$0	$7,194,705
Preferred Stocks(i)	67,102	—	—	67,102
Rights(i)	1,065	—	—	1,065
Warrants	21	—	—	21
Exchange-Traded Funds	28,362	—	—	28,362
Short-Term Investments(i)	67,187	—	—	67,187
Derivatives(j)
Futures Contracts	7,260	—	—	7,260

TOTAL	$7,365,702	$—	$0	$7,365,702

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended May 31, 2020, the amount of transfers between Level 1 and Level 3 was $2,316. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.